Consolidated Statements of Operations - USD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
TOTAL REVENUE	[1]	$ 11,062,775	$ 13,791,303	$ 20,578,340
TOTAL COST		7,119,125	7,189,092	10,924,246
GROSS PROFIT		3,943,650	6,602,211	9,654,094
Administrative expenses		16,707,106	6,657,972	4,299,820
Research and development expenses		3,889,126	3,592,843	4,756,088
Selling expenses		714,147	523,557	429,362
(LOSS) INCOME FROM OPERATIONS		(17,366,729)	(4,172,161)	168,824
Subsidy income		556,186	431,555	556,187
Other (loss) income, net		(578,766)	238,200	400,566
Interest income		4,798	133,517	36,381
Interest expense and debt discounts expense		(1,018,013)	(499,852)	(484,403)
(Loss) income before income taxes		(18,402,524)	(3,868,741)	677,555
Income tax benefit		71,316	274,480	1,201,231
NET (LOSS) INCOME		(18,331,208)	(3,594,261)	1,878,786
Less: net loss (income) attributable to the non-controlling interest		636,433	11,929	(186,803)
NET (LOSS) INCOME ATTRIBUTABLE TO THE COMPANY		$ (17,694,775)	$ (3,582,332)	$ 1,691,983
(Loss) earnings per share - Basic and Diluted
Basic	[2]	$ (2.49)	$ (0.54)	$ 0.24
Diluted	[2]	(2.49)	(0.54)	0.24
(LOSS) EARNINGS PER SHARE ATTRIBUTABLE TO THE COMPANY
Basic		(2.40)	(0.54)	0.24
Diluted		$ (2.40)	$ (0.54)	$ 0.24
Products [Member]
TOTAL REVENUE		$ 6,591,132	$ 3,116,145	$ 6,546,016
TOTAL COST		6,211,647	6,448,965	9,808,837
Products - Related Parties [Member]
TOTAL REVENUE		375,736	7,352,236	9,373,272
Software [Member]
TOTAL REVENUE		3,080,152	2,246,497	3,037,912
TOTAL COST		572,054	525,473	783,702
Software - Related Parties [Member]
TOTAL REVENUE				45,400
System Integration [Member]
TOTAL COST			57,911	227,677
Others [Member]
TOTAL REVENUE		869,635	969,751	1,490,324
TOTAL COST		335,424	156,743	104,030
Others - Related Parties [Member]
TOTAL REVENUE		$ 146,120	$ 106,674	$ 85,416

[1]	Revenues by operating segments exclude intercompany transactions.
[2]	On July 30, 2020, the Company implemented a one-for-six reverse stock split of the Company's issued and outstanding ordinary shares. Except shares authorized, all references to number of shares, and to per share information in the consolidated financial statements have been retroactively adjusted.